INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2020	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) — 84.7%
AEROSPACE AND DEFENSE — 3.1%
572,641	TransDigm Inc., Tranche E Refinancing Term Loan, 1st Lien, VAR LIBOR+2.250%, 05/30/25	542,437
947,613	TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien, VAR LIBOR+2.250%, 12/09/25	897,598
498,744	TransDigm Inc., Tranche G Refinancing Term Loan, 1st Lien, VAR LIBOR+2.250%, 08/22/24	473,268

		1,913,303

AIRLINES — 2.1%
700,000	Air Medical Group Holdings, Inc., 2018 Term Loan, 1st Lien, VAR LIBOR+3.250%, 04/28/22	699,345
398,969	Air Methods Corporation, Initial Term Loan, 1st Lien, VAR LIBOR+3.500%, 04/22/24	351,342
249,359	Global Medical Response, Inc., 2018 New Term Loan, 1st Lien, VAR LIBOR+4.250%, 03/14/25 (b)	242,502

		1,293,189

AUTOMOTIVE — 0.8%
472,301	Gates Global LLC, Initial B-2 Dollar Term Loan, 1st Lien, VAR LIBOR+2.750%, 04/01/24	466,359

BUILDING MATERIALS — 1.8%
497,487	American Builders & Contractors Supply Co., Inc., Restatement Effective Date Term Loan, 1st Lien, VAR LIBOR+2.000%, 01/15/27	485,294
654,134	Quikrete Holdings Inc., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.500%, 02/01/27	637,869

		1,123,163

BUILDINGS AND REAL ESTATE — 1.1%
698,223	Brookfield WEC Holdings Inc., Initial Term Loan (2020), 1st Lien, VAR LIBOR+3.000%, 08/01/25 (b)	682,262

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
CARGO TRANSPORT — 1.2%
748,120	Genesee & Wyoming Inc. Lien1, VAR LIBOR+2.000%, 12/30/26 (b)	737,834

CHEMICALS — 5.1%
250,000	Berry Global, Inc., Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 10/01/22 (b)	248,184
1,319,260	Berry Global, Inc., Term Y Loan, 1st Lien, VAR LIBOR+2.000%, 07/01/26	1,283,976
645,480	H.B. Fuller Company, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 10/20/24	638,664
487,361	Ineos US Finance LLC, Cov-Lite, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 04/01/24	474,804
500,000	Tronox Finance LLC, Initial Dollar Term Loan, 1st Lien, VAR LIBOR+3.000%, 09/23/24 (b)	493,305

		3,138,933

COMPUTERS & ELECTRONICS — 3.9%
702,155	Boxer Parent Company Inc., Term Loan, 1st Lien, VAR LIBOR+4.250%, 10/02/25	683,404
726,783	McAfee, LLC, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+3.750%, 09/30/24	722,848
410,512	SS&C Technologies Holdings, Inc., Term B-3 Loan, 1st Lien, VAR LIBOR+1.750%, 04/16/25	398,710
272,213	SS&C Technologies Holdings, Inc., Term B-5 Loan, 1st Lien, VAR LIBOR+1.750%, 04/16/25	264,538
337,668	Ultimus Group Midco LLC, The, Initial Term Loan, 1st Lien, VAR LIBOR+3.750%, 05/04/26	335,370

		2,404,870

CONGLOMERATES — 1.2%
748,116	Sunshine Luxembourg VII SARL, Facility B1, 1st Lien, VAR LIBOR+4.250%, 10/01/26	745,370

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2020	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
CONSUMER PRODUCTS — 1.3%
242,947	Revlon Consumer Products Corporation, 2016 Term Loan, 1st Lien, VAR LIBOR+3.500%, 09/07/23	70,455
748,041	Reynolds Consumer Products LLC, Initial Term Loan, 1st Lien, VAR LIBOR+1.750%, 02/04/27	739,532

		809,987

FINANCE — 4.1%
605,774	AssuredPartners, Inc., 2020 February Refinancing Term Loan, 1st Lien, VAR LIBOR+3.500%, 02/12/27 (b)	589,330
698,241	First Eagle Holdings, Inc. (fka Arnhold and S. Bleichroeder Holdings, Inc.), Refinancing Term Loan (2020), Term Loan, VAR LIBOR+2.500%, 02/01/27	683,467
1,242,408	Refinitiv US Holdings Inc., Initial Dollar Term Loan, 1st Lien, VAR LIBOR+3.250%, 10/01/25	1,231,425

		2,504,222

FOOD & BEVERAGE — 3.5%
1,492,481	1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1st Lien, VAR LIBOR+1.750%, 11/19/26	1,434,334
748,082	IRB Holding Corp., 2020 Replacement Term B Loan, 1st Lien, VAR LIBOR+2.750%, 02/05/25	716,184

		2,150,518

GAMING/LEISURE — 8.7%
721,586	CityCenter Holdings, LLC , Term B Loan, 1st Lien, VAR LIBOR+2.250%, 04/18/24	694,346
851,099	Crown Finance US, Inc., Initial Dollar Tranche Term Loan, 1st Lien, VAR LIBOR+2.500%, 02/28/25	572,658
747,896	Golden Nugget Inc., Term Loan B, 1st Lien, VAR LIBOR+2.500%, 10/04/23 (b)	671,846
498,672	Nascar Term Loan B, VAR LIBOR+2.750%, 10/19/26	488,180

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
GAMING/LEISURE (continued)
493,590	Playtika Holding Corp., Term B Loan, 1st Lien, VAR LIBOR+6.000%, 12/10/24	494,950
1,285,733	Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien, VAR LIBOR+2.750%, 08/14/24	1,213,050
500,000	Station Casinos LLC, Term B-1 Facility Loan, 1st Lien, VAR LIBOR+2.250%, 02/08/27	480,000
750,000	VICI Properties 1 LLC, Term B Loan, 1st Lien, VAR LIBOR+1.750%, 12/20/24	726,776

		5,341,806

HEALTHCARE — 4.3%
745,616	DaVita Inc., Tranche B-1 Term Loan, 1st Lien, VAR LIBOR+1.750%, 08/12/26	733,671
1,672,507	Envision Healthcare Corporation, Initial Term Loan, 1st Lien, VAR LIBOR+3.750%, 10/10/25 (b)	1,214,959
721,543	Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien, VAR LIBOR+2.500%, 11/15/27	708,184

		2,656,814

INFORMATION TECHNOLOGY — 5.2%
246,811	Applied Systems, Inc., Initial Term Loan, VAR LIBOR USD 3 Month+3.250%, 09/19/24	245,795
246,587	Go Daddy Operating Company, LLC (GD Finance Co, Inc.), Tranche B-2 Term Loan, 1st Lien, VAR LIBOR+1.750%, 02/15/24	242,483
498,747	Informatica LLC , Dollar 2020 Term Loan, 1st Lien, VAR LIBOR+3.250%, 02/25/27 (b)	489,552
596,985	ON Semiconductor Corp., 2019 New Replacement Term B-4 Loan, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 09/19/26	589,302
144,243	Riverbed Technology Inc., Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.250%, 04/24/22	130,400

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2020	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
INFORMATION TECHNOLOGY (continued)
247,446	SolarWinds Holdings, Inc., 2018 Refinancing Term Loan, 1st Lien, VAR LIBOR+2.750%, 02/05/24 (b)	243,383
498,695	Solera LLC, Dollar Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.750%, 03/03/23 (b)	490,314
750,000	Ultimate Software Group Inc., The, 2020 Incremental Term Loan, 1st Lien, VAR LIBOR+4.000%, 05/04/26	749,254

		3,180,483

INSURANCE — 4.0%
410,835	Alliant Holdings Intermediate LLC, Term Loan B, 1st Lien, VAR LIBOR+2.750%, 05/09/25	400,310
498,744	Hub International Limited, 2019 Incremental Term Loan, 1st Lien, VAR LIBOR+4.000%, 04/25/25	498,355
845,296	Hub International Limited, Initial Term Loan, 1st Lien, VAR LIBOR+3.000%, 04/25/25	819,121
750,000	MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien, VAR LIBOR+2.750%, 06/07/23	739,421

		2,457,207

MACHINERY — 0.7%
484,321	Titan Acquisition Ltd., Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.000%, 03/28/25 (b)	459,071

MEDIA/TELECOMMUNICATIONS — 20.4%
1,341,983	CenturyLink, Inc., Term B Loan, 1st Lien, VAR LIBOR+2.250%, 03/15/27	1,292,263
498,718	Charter Communications Operating LLC, 1st Lien, VAR LIBOR USD 1 Month+1.750%, 04/30/25	490,833
997,481	Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien, VAR LIBOR+1.750%, 02/01/27	976,549
497,423	Consolidated Communications, Term Loan B, VAR LIBOR+3.000%, 10/05/23	493,381

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
MEDIA/TELECOMMUNICATIONS (continued)
850,000	CSC Holdings Inc. Term Loan B (2017), VAR LIBOR+2.250%, 07/17/25	824,572
498,747	Iridium Satellite LLC, Initial Term Loan, 1st Lien, VAR LIBOR+3.750%, 11/04/26	498,480
750,000	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1st Lien, VAR LIBOR+1.750%, 03/01/27	727,969
1,000,000	Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien, VAR LIBOR+2.750%, 09/18/26	980,210
400,000	Plantronics, Inc., Initial Term Loan B, VAR LIBOR+2.500%, 07/02/25	376,874
865,392	Radiate Holdco LLC, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+3.000%, 02/01/24	852,952
828,204	Radiate Holdco, LLC, Term Loan B, 1st Lien, VAR LIBOR+3.500%, 11/30/20	829,446
614,242	SBA Senior Finance II LLC, Initial Term Loan, 1st Lien, VAR LIBOR+1.750%, 04/11/25	599,792
498,724	Uber Technologies, Inc., Term Loan, 1st Lien, VAR LIBOR+4.000%, 04/04/25	495,874
950,000	Virgin Media Bristol LLC, N Facility, 1st Lien, VAR LIBOR+2.500%, 01/31/28	924,208
1,243,127	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien, VAR LIBOR+3.000%, 03/09/27	1,209,164
1,000,000	Ziggo Financing Partnership, Term Loan I Facility, 1st Lien, VAR LIBOR+2.500%, 04/30/28	965,000

		12,537,567

REAL ESTATE — 1.1%
709,957	Lightstone Holdco LLC, Refinancing Term B Loan, 1st Lien, VAR LIBOR+3.750%, 01/30/24	616,367
40,043	Lightstone Holdco LLC, Refinancing Term C Loan, 1st Lien, VAR LIBOR+3.750%, 01/30/24	34,764

		651,131

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2020	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
RETAIL — 2.4%
467,458	BJ’s Wholesale Club Inc., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.250%, 01/27/24	460,180
545,597	PetSmart, Inc., Amended Loan, 1st Lien, VAR LIBOR+3.500%, 03/11/22 (b)	545,206
489,962	Staples, Inc., 2019 Refinancing New Term B-1 Loan, VAR LIBOR+5.000%, 04/16/26 (b)	457,042

		1,462,428

SERVICE — 6.8%
486,942	Advanced Disposal Services, Inc. (fka ADS Waste Holdings, Inc.), Additional Term Loan, 1st Lien, VAR LIBOR+2.250%, 11/10/23 (b)	486,455
494,865	AlixPartners LLP, 2017 Refinancing Term Loan, VAR LIBOR USD 1 Month+2.500%, 04/04/24	483,887
731,886	AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien, VAR LIBOR+3.000%, 04/22/26	475,155
748,053	AmWINS Group,Term Loan B VAR LIBOR USD 3 Month+2.750%, 01/25/24	742,993
1,011,519	Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien, VAR LIBOR+2.500%, 03/01/24	991,845
200,000	Hertz Corp., Term Loan B1, VAR LIBOR+2.750%, 06/30/23	192,258
827,993	Nielsen Finance LLC, Cov-Lite, Term Loan B4, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 10/04/23	813,503

		4,186,096

UTILITIES — 1.9%
299,244	Calpine Corp., Term Loan B-10, VAR LIBOR+2.250%, 08/12/26	291,253
299,242	Calpine Corp., Term Loan (2019), VAR LIBOR+2.000%, 04/05/26	291,928

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
UTILITIES (continued)
581,805	Calpine Corp., Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.250%, 01/15/24	567,158

		1,150,339

	Total US Senior Loans (Cost $52,655,960)	52,052,952

Foreign Domiciled Senior Loans (a) — 4.7%

CANADA — 2.1%
USD
840,988	Bausch Health Companies Inc., Term Loan B, 1st Lien, VAR LIBOR+3.000%, 06/02/25	825,922
465,338	Bausch Health Companies Inc., Term Loan, 1st Lien, VAR LIBOR+2.750%, 11/27/25	455,352

		1,281,274

LUXEMBOURG — 0.5%
USD
296,958	SS&C Technologies Holdings, Inc., Term B-4 Loan, 1st Lien, VAR LIBOR+1.750%, 04/16/25	288,420

NETHERLANDS — 1.0%
USD
591,687	Flutter Entertainment plc, USD Term Loan, 1st Lien, VAR LIBOR+3.500%, 07/10/25	591,339

UNITED KINGDOM — 1.1%
USD
739,216	Misys Limited, Dollar Term Loan, 1st Lien, VAR LIBOR+3.500%, 06/13/24	693,200

		693,200

	Total Foreign Domiciled Senior Loans (Cost $2,898,874)	2,854,233

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of September 30, 2020	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
Cash Equivalent (c) — 4.7%
2,913,846	Dreyfus Treasury & Agency Cash Management, Institutional Class, 0.010%	2,913,846

	Total Cash Equivalents (Cost $2,913,846)	2,913,846

Total Investments - 94.1%		57,821,031

(Cost $58,468,680)
Other Assets & Liabilities, Net - 5.9%		3,615,341

Net Assets - 100.0%		61,436,372

(a)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable interest rate.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. As of September 30, 2020, the LIBOR USD 1 Week, LIBOR USD 1 Month and LIBOR USD 3 Month rates were 0.097%, 0.148% and 0.234%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy and the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	The rate shown is the 7-day effective yield as of September 30, 2020.

Foreign Domiciled Senior Loans Industry Concentration Table: (% of Net Assets)
Healthcare	2.1%
Gaming/Leisure	1.0%
Computers & Electronics	1.6%

4.7%

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

Ltd. — Limited

USD — United States Dollar

VAR — Variable Rate

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2020	Highland/iBoxx Senior Loan ETF

Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is currently comprised of four funds, each of which is non-diversified. The financial statements herein are those of the Highland/iBoxx Senior Loan ETF (the “Fund”). The Fund is a non-diversified exchange-traded fund (“ETF”). The financial statements of the remaining funds of the Trust are presented separately.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange, National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined to have the capability to provide appropriate pricing services and have been approved by the Board.

Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact on the Fund.

The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of the end of the reporting period because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2020	Highland/iBoxx Senior Loan ETF

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of September 30, 2020, the Fund’s investments consisted of senior loans and cash equivalent. The fair value of the Fund’s loans is generally based on quotes received from brokers or independent pricing services. Loans with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of September 30, 2020	Highland/iBoxx Senior Loan ETF

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value of the security at the end of the period. A summary of the levels of inputs used to value the Fund’s assets as of September 30, 2020 is as follows:

	Total Market Fair Value at 09/30/20	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland/iBoxx Senior Loan ETF
Assets
US Senior Loans*	$52,052,952	$—	$52,052,952	$—
Foreign Domiciled Senior Loans*	2,854,233	—	2,854,233	—
Cash Equivalent*	2,913,846	2,913,846	—	—

Total	$57,821,031	$2,913,846	$54,907,185	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

The Fund uses end of period market value in the determination of the amount associated with any transfers between levels.

For more information with regard to significant accounting policies, see the most recent annual or semi-annual report filed with the U.S. Securities and Exchange Commission.

HFI-QH-001-1500